Note 7 - Accrued Expenses - Accrued Expenses (Details) - USD ($)	Mar. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Accrued Liabilities, Current	$ 1,330,909	$ 911,210	$ 1,629,218
Payroll and Related [Member]
Accrued Liabilities, Current	406,032	294,006	551,448
Professional Services [Member]
Accrued Liabilities, Current	508,084	263,928	427,932
Other Accrued Liabilities [Member]
Accrued Liabilities, Current	141,864	142,492	339,680
Property and Equipment [Member]
Accrued Liabilities, Current	154,093	118,139	176,614
Network [Member]
Accrued Liabilities, Current	$ 120,836	$ 92,645	$ 133,544